Principles of Consolidation and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Principles of Consolidation and Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

NOTE 2. PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The accompanying financial statements include the accounts of GreenHunter Energy, Inc. and our wholly-owned subsidiaries GreenHunter Water, LLC, GreenHunter Wind Energy, LLC and GreenHunter Mesquite Lake, LLC. We disposed of our interests in GreenHunter Biofuels Inc. on November 26, 2010, resulting in a gain of $33.1 million. See Note 5 – Discontinued Operations for more information. All significant intercompany transactions and balances have been eliminated.